COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Leases
2013	$ 3,135,000
2014	3,287,000
2015	3,353,000
2016	1,652,000
Future minimum lease payments	11,427,000
Rent expense
Rent expense	6,300,000	13,800,000	15,900,000
Third Party Commissions
Accrued commissions	100,000	1,200,000
Period after formal communication to agents after which the entity concluded that the statute of limitations had expired for accrued commissions	2 years
Accrued commissions released to cost of net sales	500,000		6,000,000
Revenue recognized related to security agreements	0	0
Deferred revenue related to contracts covered by security agreements	9,800,000	5,300,000
Deferred costs related to contracts covered by security agreements	6,100,000	4,100,000
Letter of credit:
Outstanding bid bond	1,300,000
Outstanding letters of credit	11,500,000
Outstanding purchase commitments, including agreements that are non-cancelable and cancelable without penalty	39,300,000
Intellectual Property
Claims made for valid enforceable IP	0
Uncertain Tax Positions
Gross unrecognized tax benefits	54,012,000	55,650,000	56,513,000	90,597,000
Unrecognized tax benefits that would impact the annual effective tax rate if recognized	12,298,000	13,554,000	14,417,000
Unrecognized tax benefits related to deferred tax assets and federal tax benefit of state income tax items	$ 41,700,000